UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2010
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.           Birmingham, MI            April 21, 2010
--------------------------------------------------------------------------------
James F. Peters, Jr.                City, State                     Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        20
                                                 ----------------------

Form 13F Information Table Value Total:                  $282,789
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           03/31/2010

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:    Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BK PLC        DJUBS CMDT
                         ETN 36      06738C778    19,903    499,313  SH       SOLE                                           499,313
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX        BARCLAYS
                         TIPS BD     464287176    20,573    198,003  SH       SOLE                                           198,003
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX       MSCI EMERG
                          MKT        464287234    31,796    754,834  SH       SOLE                                           754,834
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX       IBOXX INV
                          CPBD       464287242    30,828    291,465  SH       SOLE                                           291,465
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX       S&P NA NAT
                            RES      464287374     4,498    130,565  SH       SOLE                                           130,565
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX       RUSSELL MCP
                             GR      464287481    11,975    246,814  SH       SOLE                                           246,814
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX       RUSSELL 1000
                             VAL     464287598    10,705    175,297  SH       SOLE                                           175,297
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX       RUSSELL 1000
                             GRW     464287614    38,969    750,130  SH       SOLE                                           750,130
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX       RUSSELL 2000
                            GROW     464287648     1,074     14,662  SH       SOLE                                            14,662
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                JPMORGAN
                            USD      464288281    37,258    357,394  SH       SOLE                                           357,394
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR              S&P NATL
                         AMTFREE     464288414       618      5,980  SH       SOLE                                             5,980
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR             US PFD STK
                           IDX       464288687    34,698    896,133  SH       SOLE                                           896,133
------------------------------------------------------------------------------------------------------------------------------------

ISHARES TR              MSCI GRW
                           IDX       464288885       991     17,498  SH       SOLE                                            17,498
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR             S&P GRWTH
                           ALL       464289867       506     17,034  SH       SOLE                                            17,034
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                 S&P
                        MODERATE     464289875       906     31,572  SH       SOLE                                            31,572
------------------------------------------------------------------------------------------------------------------------------------
ISHARES SILVER TRUST    ISHARES      46428Q109     5,815    339,277  SH      SOLE                                            339,277
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST     DB INT GVT
                          ETF        78464A490    10,348    186,786  SH       SOLE                                           186,786
------------------------------------------------------------------------------------------------------------------------------------
MARKET VECTORS ETF TR  HG YLD MUN
                          ETF        57060U878       784     25,506  SH       SOLE                                            25,506
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST         GOLD SHS     78463V107    19,404    178,104  SH       SOLE                                           178,104
------------------------------------------------------------------------------------------------------------------------------------
ISHARES EWX            SP EMERG
                         MKT SC      78463X773     1,140     23,020  SH       SOLE                                            23,020
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL                         282,789
------------------------------------------------------------------------------------------------------------------------------------
